SCHEDULE OF ASSET ACQUIRED LIABILITIES AND PURCHASE PRICE (Details) (Parenthetical) - S And S Beverage Inc [Member] - $ / shares		6 Months Ended	12 Months Ended
	Jan. 21, 2021	Jun. 30, 2021	Dec. 31, 2021	Mar. 10, 2021
Business Acquisition [Line Items]
Common stock shares	9,000,000	9,000,000	9,000,000
Common stock price per share	$ 2.00		$ 0.27	$ 2.00